EVENTS AFTER REPORTING DATE	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING DATE [Text Block]

17.          EVENTS AFTER REPORTING DATE

Subsequent to December 31, 2021, the Company amended an existing 1.0% NSR on Monarch Mining Corporation's ("Monarch") Beaufor Mine ("Beaufor"). In consideration for $1.0 million in cash paid to Monarch, Monarch agreed to waive a clause stipulating that payments under the NSR royalty were only payable after 100 Koz of gold have been produced by Monarch following its acquisition of Beaufor.